INVESTMENTS IN SUBSIDIARIES - Summary of Balance Sheet Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries
Non-current assets	$ 94,482	$ 122,536
Non-current liabilities	42,672	61,078
Equity attributable to Non-controlling interests	29,829	39,800
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Current assets	13,303	12,815
Non-current assets	69,913	79,668
Current liabilities	17,629	26,575
Non-current liabilities	36,511	35,345
Equity attributable to Non-controlling interests	16,280	18,477
Equity attributable to owners of entity	12,796	12,086
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Disclosure of subsidiaries
Current assets	5,849	6,398
Non-current assets	1,579	1,616
Current liabilities	6,518	6,211
Non-current liabilities	5,671	7,067
Equity attributable to Non-controlling interests	5,636	7,153
Equity attributable to owners of entity	(10,397)	(12,417)
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Current assets	5,885	4,732
Non-current assets	26,545	30,435
Current liabilities	5,591	9,838
Non-current liabilities	14,076	12,530
Equity attributable to Non-controlling interests	6,223	5,185
Equity attributable to owners of entity	6,540	7,614
Subsidiaries with material non-controlling interests | US Retail
Disclosure of subsidiaries
Current assets	941	744
Non-current assets	29,175	29,435
Current liabilities	5,125	5,381
Non-current liabilities	7,150	8,148
Equity attributable to Non-controlling interests	2,013	1,287
Equity attributable to owners of entity	15,828	15,363
Subsidiaries with material non-controlling interests | US Manufactured Housing
Disclosure of subsidiaries
Current assets	305	59
Non-current assets	2,311	3,605
Current liabilities	25	2,129
Non-current liabilities	1,484	0
Equity attributable to Non-controlling interests	838	1,161
Equity attributable to owners of entity	269	374
Subsidiaries with material non-controlling interests | US Multifamily
Disclosure of subsidiaries
Current assets	28
Non-current assets	2,536
Current liabilities	33
Non-current liabilities	1,738
Equity attributable to Non-controlling interests	579
Equity attributable to owners of entity	214
Subsidiaries with material non-controlling interests | Korea Mixed Use
Disclosure of subsidiaries
Current assets	120	229
Non-current assets	3,001	3,814
Current liabilities	37	1,829
Non-current liabilities	2,341	855
Equity attributable to Non-controlling interests	577	1,056
Equity attributable to owners of entity	166	303
Subsidiaries with material non-controlling interests | UK and Ireland Short Stay
Disclosure of subsidiaries
Current assets	175	89
Non-current assets	4,766	4,816
Current liabilities	300	512
Non-current liabilities	4,051	3,587
Equity attributable to Non-controlling interests	414	569
Equity attributable to owners of entity	176	237
Subsidiaries with material non-controlling interests | U.S. Hospitality
Disclosure of subsidiaries
Current assets	0	271
Non-current assets	0	3,600
Current liabilities	0	366
Non-current liabilities	0	2,425
Equity attributable to Non-controlling interests	0	833
Equity attributable to owners of entity	0	247
Subsidiaries with material non-controlling interests | U.S. Logistics
Disclosure of subsidiaries
Current assets	0	293
Non-current assets	0	2,347
Current liabilities	0	309
Non-current liabilities	0	733
Equity attributable to Non-controlling interests	0	1,233
Equity attributable to owners of entity	$ 0	$ 365